UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—September 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Growth and Income Fund Admiral™ Shares - VGIAX

Growth and Income Fund Investor Shares - VQNPX

Vanguard Growth and Income Fund

Admiral™ Shares (VGIAX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Growth and Income Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$30	0.25%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund performed roughly in line with its benchmark, the S&P 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Stock selection among industrial companies contributed most to relative performance. The Fund’s underweight stake in consumer staples and its specific holdings in that sector also helped. In an environment where money market yields in excess of 5% paled in comparison to substantial stock gains, the Fund’s modest allocation to cash proved the greatest drag on performance. Stock selection in health care and utilities also detracted somewhat.

  For the 10 years ended September 30, 2024, the Fund’s average annual return was roughly in line with its benchmark.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $50,000

	Admiral Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2014	$52,429	$52,466	$52,614
2015	$53,230	$52,965	$53,561
2015	$53,225	$53,112	$53,625
2015	$50,157	$49,693	$49,727
2015	$53,493	$53,192	$52,846
2016	$54,230	$53,909	$53,329
2016	$55,551	$55,233	$54,723
2016	$57,636	$57,361	$57,150
2016	$59,975	$59,554	$59,514
2017	$63,141	$63,167	$62,962
2017	$64,735	$65,117	$64,856
2017	$67,900	$68,035	$67,818
2017	$72,450	$72,556	$72,109
2018	$71,952	$72,005	$71,673
2018	$74,540	$74,478	$74,449
2018	$80,566	$80,220	$79,740
2018	$69,107	$69,375	$68,290
2019	$78,309	$78,843	$77,878
2019	$81,199	$82,236	$81,062
2019	$82,434	$83,633	$81,983
2019	$89,680	$91,218	$89,391
2020	$71,412	$73,341	$70,654
2020	$86,711	$88,408	$86,261
2020	$94,134	$96,302	$94,089
2020	$105,893	$108,001	$107,976
2021	$113,226	$114,670	$114,939
2021	$122,718	$124,473	$124,465
2021	$122,695	$125,198	$124,318
2021	$136,721	$139,004	$135,680
2022	$131,386	$132,611	$128,354
2022	$110,657	$111,260	$106,744
2022	$105,703	$105,827	$101,873
2022	$113,329	$113,829	$109,183
2023	$120,662	$122,363	$117,093
2023	$130,918	$133,060	$126,920
2023	$126,770	$128,704	$122,744
2023	$141,392	$143,752	$137,635
2024	$158,976	$158,926	$151,462
2024	$165,504	$165,734	$156,368
2024	$172,654	$175,490	$166,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	36.19%	15.93%	13.19%
S&P 500 Index	36.35%	15.98%	13.38%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	8.9%
Consumer Discretionary	12.3%
Consumer Staples	4.5%
Energy	2.4%
Financials	12.4%
Health Care	11.6%
Industrials	7.9%
Information Technology	30.8%
Materials	2.1%
Other	0.5%
Real Estate	2.3%
Utilities	2.6%
Other Assets and Liabilities—Net	1.7%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$15,666
Number of Portfolio Holdings	758
Portfolio Turnover Rate	84%
Total Investment Advisory Fees (in thousands)	$16,421

How has the Fund changed?

Effective August 28, 2024, the contractual fee waiver in place with Wellington Management Company LLP to waive 0.03% of the management fee on its portion of the Fund's assets expired.

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR593

Vanguard Growth and Income Fund

Investor Shares (VQNPX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Growth and Income Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.35%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund performed roughly in line with its benchmark, the S&P 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Stock selection among industrial companies contributed most to relative performance. The Fund’s underweight stake in consumer staples and its specific holdings in that sector also helped. In an environment where money market yields in excess of 5% paled in comparison to substantial stock gains, the Fund’s modest allocation to cash proved the greatest drag on performance. Stock selection in health care and utilities also detracted somewhat.

  For the 10 years ended September 30, 2024, the Fund’s average annual return was roughly in line with its benchmark.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $10,000

	Investor Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,483	$10,493	$10,523
2015	$10,641	$10,593	$10,712
2015	$10,637	$10,622	$10,725
2015	$10,022	$9,939	$9,945
2015	$10,685	$10,638	$10,569
2016	$10,830	$10,782	$10,666
2016	$11,089	$11,047	$10,945
2016	$11,504	$11,472	$11,430
2016	$11,964	$11,911	$11,903
2017	$12,594	$12,633	$12,592
2017	$12,909	$13,023	$12,971
2017	$13,535	$13,607	$13,564
2017	$14,438	$14,511	$14,422
2018	$14,334	$14,401	$14,335
2018	$14,847	$14,896	$14,890
2018	$16,046	$16,044	$15,948
2018	$13,758	$13,875	$13,658
2019	$15,586	$15,769	$15,576
2019	$16,159	$16,447	$16,212
2019	$16,401	$16,727	$16,397
2019	$17,839	$18,244	$17,878
2020	$14,201	$14,668	$14,131
2020	$17,241	$17,682	$17,252
2020	$18,709	$19,260	$18,818
2020	$21,040	$21,600	$21,595
2021	$22,491	$22,934	$22,988
2021	$24,373	$24,895	$24,893
2021	$24,362	$25,040	$24,864
2021	$27,138	$27,801	$27,136
2022	$26,072	$26,522	$25,671
2022	$21,955	$22,252	$21,349
2022	$20,967	$21,165	$20,375
2022	$22,471	$22,766	$21,837
2023	$23,921	$24,473	$23,419
2023	$25,951	$26,612	$25,384
2023	$25,121	$25,741	$24,549
2023	$28,011	$28,750	$27,527
2024	$31,487	$31,785	$30,292
2024	$32,774	$33,147	$31,274
2024	$34,178	$35,098	$33,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	36.05%	15.82%	13.08%
S&P 500 Index	36.35%	15.98%	13.38%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	8.9%
Consumer Discretionary	12.3%
Consumer Staples	4.5%
Energy	2.4%
Financials	12.4%
Health Care	11.6%
Industrials	7.9%
Information Technology	30.8%
Materials	2.1%
Other	0.5%
Real Estate	2.3%
Utilities	2.6%
Other Assets and Liabilities—Net	1.7%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$15,666
Number of Portfolio Holdings	758
Portfolio Turnover Rate	84%
Total Investment Advisory Fees (in thousands)	$16,421

How has the Fund changed?

Effective August 28, 2024, the contractual fee waiver in place with Wellington Management Company LLP to waive 0.03% of the management fee on its portion of the Fund's assets expired.

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR93

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
(a) Audit Fees.	$38,000	$36,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$38,000	$36,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$2,017,364	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,793,869	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2024
Vanguard Growth and Income Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

Growth and Income Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.3%)
Communication Services (8.9%)
	Alphabet Inc. Class A	2,422,319	401,742
	Meta Platforms Inc. Class A	485,427	277,878
*	Netflix Inc.	249,906	177,251
	Alphabet Inc. Class C	816,422	136,498
	T-Mobile US Inc.	479,421	98,933
	AT&T Inc.	2,437,900	53,634
*	Pinterest Inc. Class A	1,502,593	48,639
	Electronic Arts Inc.	337,000	48,339
	Omnicom Group Inc.	419,098	43,331
	Walt Disney Co.	255,100	24,538
	Comcast Corp. Class A	527,600	22,038
*	Live Nation Entertainment Inc.	127,700	13,982
*	Spotify Technology SA	37,700	13,894
*	Charter Communications Inc. Class A	22,200	7,195
	Verizon Communications Inc.	106,330	4,775
	Iridium Communications Inc.	91,200	2,777
	New York Times Co. Class A	39,200	2,182
*	Gannett Co. Inc.	249,900	1,404
*	Lions Gate Entertainment Corp. Class B	157,600	1,091
	ATN International Inc.	32,900	1,064
	News Corp. Class A	36,300	967
*	Eventbrite Inc. Class A	319,500	872
*	Globalstar Inc.	529,500	657
	Telephone and Data Systems Inc.	26,100	607
*	Yelp Inc.	13,000	456
	Fox Corp. Class A	10,507	445
*	Snap Inc. Class A	34,700	371
	Scholastic Corp.	9,420	301
*	Perion Network Ltd.	35,700	281
*	Altice USA Inc. Class A	112,000	275
*	EW Scripps Co. Class A	117,200	263
	Warner Music Group Corp. Class A	7,000	219
*	AMC Networks Inc. Class A	22,500	195
*	United States Cellular Corp.	2,700	148
*	Liberty Global Ltd. Class A	6,400	135
	John Wiley & Sons Inc. Class A	1,900	92
*	Lions Gate Entertainment Corp. Class A	4,200	33
*	Gogo Inc.	4,400	32
*	WideOpenWest Inc.	5,204	27
	Entravision Communications Corp. Class A	12,800	26
	IDT Corp. Class B	245	9
*	DHI Group Inc.	3,200	6
*,1	Nebius Group NV	23,500	—
			1,387,602
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	3,898,699	726,445
	Ross Stores Inc.	1,338,852	201,511
*	Tesla Inc.	533,420	139,559
*	Chipotle Mexican Grill Inc.	2,150,984	123,940
	Marriott International Inc. Class A	427,859	106,366
	TJX Cos. Inc.	644,610	75,767
*	Airbnb Inc. Class A	536,556	68,041
	Booking Holdings Inc.	12,836	54,067
	DR Horton Inc.	235,080	44,846
	PulteGroup Inc.	265,590	38,120
	Lennar Corp. Class A	197,062	36,945
	Pool Corp.	97,315	36,668
	McDonald's Corp.	83,600	25,457
	Ralph Lauren Corp.	117,612	22,801

Growth and Income Fund
		Shares	Market Value• ($000)
	Starbucks Corp.	199,620	19,461
*	AutoZone Inc.	5,876	18,510
	Genuine Parts Co.	110,700	15,463
	Hilton Worldwide Holdings Inc.	65,400	15,075
	Best Buy Co. Inc.	130,800	13,512
	Royal Caribbean Cruises Ltd.	71,700	12,717
*	Carvana Co.	65,300	11,369
*	O'Reilly Automotive Inc.	8,720	10,042
*	Skechers USA Inc. Class A	146,500	9,804
	Home Depot Inc.	23,022	9,329
	Lowe's Cos. Inc.	24,400	6,609
	Yum! Brands Inc.	45,083	6,299
*	DraftKings Inc. Class A	153,600	6,021
	Williams-Sonoma Inc.	38,000	5,887
*	DoorDash Inc. Class A	39,000	5,566
*	Lululemon Athletica Inc.	15,000	4,070
	Wynn Resorts Ltd.	40,203	3,855
	Leggett & Platt Inc.	281,200	3,830
*	Adient plc	166,400	3,756
*	NVR Inc.	371	3,640
*	Expedia Group Inc.	23,500	3,478
*	Dutch Bros Inc. Class A	98,100	3,142
	H&R Block Inc.	43,900	2,790
*	Deckers Outdoor Corp.	15,600	2,487
	General Motors Co.	55,210	2,476
*	Chuy's Holdings Inc.	57,800	2,162
*	Ulta Beauty Inc.	4,856	1,890
	Macy's Inc.	112,000	1,757
	Las Vegas Sands Corp.	27,500	1,384
	VF Corp.	63,100	1,259
	International Game Technology plc	51,700	1,101
	Advance Auto Parts Inc.	24,800	967
*	Sleep Number Corp.	50,000	916
	Penske Automotive Group Inc.	4,600	747
*	Coupang Inc.	29,500	724
	Foot Locker Inc.	26,900	695
*	Coursera Inc.	78,000	619
*	Visteon Corp.	5,100	486
*	Genesco Inc.	17,814	484
*	GoPro Inc. Class A	329,695	448
	OneSpaWorld Holdings Ltd.	25,961	429
	Dine Brands Global Inc.	13,200	412
*	National Vision Holdings Inc.	37,500	409
*	Rush Street Interactive Inc.	36,200	393
*	Chegg Inc.	221,100	391
*	Adtalem Global Education Inc.	5,000	377
	Laureate Education Inc.	17,290	287
	Phinia Inc.	4,436	204
*	Qurate Retail Inc. Series A	333,000	203
*	JAKKS Pacific Inc.	7,092	181
*	Playa Hotels & Resorts NV	22,017	171
*	CarParts.com Inc.	185,800	168
*	Birkenstock Holding plc	3,127	154
	Domino's Pizza Inc.	300	129
	Marriott Vacations Worldwide Corp.	1,500	110
	Bath & Body Works Inc.	3,400	109
	J Jill Inc.	4,316	106
*	Cooper-Standard Holdings Inc.	7,311	101
*	Zumiez Inc.	4,300	92
	Texas Roadhouse Inc.	500	88
	Monarch Casino & Resort Inc.	1,100	87
*	Victoria's Secret & Co.	3,200	82
*	Universal Electronics Inc.	6,292	58
*	Noodles & Co.	36,200	43
	Cato Corp. Class A	6,786	34
	Acushnet Holdings Corp.	400	26
*	Stoneridge Inc.	2,300	26
*	ODP Corp.	847	25
*	Latham Group Inc.	1,900	13
*	Container Store Group Inc.	400	4

Growth and Income Fund
		Shares	Market Value• ($000)
*	LL Flooring Holdings Inc.	17,700	—
			1,920,272
Consumer Staples (4.5%)
	Altria Group Inc.	1,595,230	81,421
	Philip Morris International Inc.	626,870	76,102
	Walmart Inc.	900,644	72,727
	Costco Wholesale Corp.	72,451	64,229
	Procter & Gamble Co.	363,973	63,040
	Colgate-Palmolive Co.	596,860	61,960
	Kimberly-Clark Corp.	334,450	47,586
	Target Corp.	295,670	46,083
	PepsiCo Inc.	201,167	34,208
	Kroger Co.	489,500	28,048
	Clorox Co.	165,940	27,033
	Sysco Corp.	338,354	26,412
	Kraft Heinz Co.	379,790	13,334
	WK Kellogg Co.	428,100	7,325
	Molson Coors Beverage Co. Class B	99,162	5,704
*	Performance Food Group Co.	71,358	5,592
	Hormel Foods Corp.	167,400	5,307
*	Vita Coco Co. Inc.	168,673	4,775
	Coca-Cola Consolidated Inc.	3,488	4,592
*	Boston Beer Co. Inc. Class A	15,700	4,540
*	United Natural Foods Inc.	252,900	4,254
	Coca-Cola Europacific Partners plc	50,400	3,969
	Coca-Cola Co.	52,800	3,794
	Estee Lauder Cos. Inc. Class A	29,400	2,931
	Vector Group Ltd.	181,600	2,709
	Archer-Daniels-Midland Co.	25,900	1,547
	Adecoagro SA	90,700	1,004
	Nu Skin Enterprises Inc. Class A	113,900	839
	Reynolds Consumer Products Inc.	23,100	718
	SpartanNash Co.	22,800	511
	Albertsons Cos. Inc. Class A	25,600	473
	Fresh Del Monte Produce Inc.	15,498	458
	Flowers Foods Inc.	17,200	397
*	Medifast Inc.	20,700	396
*	Lifeway Foods Inc.	9,800	254
*	US Foods Holding Corp.	3,700	228
	National Beverage Corp.	4,788	225
	General Mills Inc.	2,600	192
*	Hain Celestial Group Inc.	17,519	151
	Campbell Soup Co.	2,300	113
	Walgreens Boots Alliance Inc.	12,200	109
*	Mama's Creations Inc.	14,590	107
	Nomad Foods Ltd.	3,870	74
			705,471
Energy (2.4%)
	Exxon Mobil Corp.	1,369,050	160,480
	Shell plc ADR	1,109,817	73,192
	Cheniere Energy Inc.	182,600	32,839
	Kinder Morgan Inc.	926,020	20,456
	Targa Resources Corp.	131,460	19,457
	Devon Energy Corp.	411,240	16,088
	ConocoPhillips	148,100	15,592
	Coterra Energy Inc.	478,500	11,460
	Baker Hughes Co.	294,530	10,647
*	CNX Resources Corp.	167,400	5,452
	Marathon Oil Corp.	183,600	4,889
*	Gulfport Energy Corp.	20,500	3,103
	Hess Corp.	17,700	2,404
	Ovintiv Inc. (XNYS)	46,700	1,789
*	REX American Resources Corp.	35,500	1,643
*	Antero Resources Corp.	46,400	1,329
*	Oil States International Inc.	198,105	911
*	Par Pacific Holdings Inc.	28,700	505
	Williams Cos. Inc.	9,100	415
	PBF Energy Inc. Class A	11,000	341
	Delek US Holdings Inc.	18,100	339

Growth and Income Fund
		Shares	Market Value• ($000)
*	Teekay Corp.	25,600	236
	EOG Resources Inc.	1,800	221
*	Green Plains Inc.	13,343	181
*	TETRA Technologies Inc.	51,800	161
	FutureFuel Corp.	16,296	94
	Schlumberger NV	400	17
	Range Resources Corp.	13	—
			384,241
Financials (12.4%)
	Mastercard Inc. Class A	417,341	206,083
	American Express Co.	531,312	144,092
	JPMorgan Chase & Co.	575,151	121,276
	Progressive Corp.	399,231	101,309
	Wells Fargo & Co.	1,701,279	96,105
*	Berkshire Hathaway Inc. Class B	204,797	94,260
	Ares Management Corp. Class A	602,581	93,906
	KKR & Co. Inc.	707,721	92,414
	Visa Inc. Class A	255,400	70,222
	Bank of America Corp.	1,367,110	54,247
	Bank of New York Mellon Corp.	738,956	53,101
	Citizens Financial Group Inc.	1,254,941	51,540
	M&T Bank Corp.	284,652	50,702
	CME Group Inc.	229,250	50,584
	Nasdaq Inc.	662,296	48,354
	Cboe Global Markets Inc.	230,497	47,222
	US Bancorp	941,310	43,046
	Apollo Global Management Inc.	296,000	36,973
	Marsh & McLennan Cos. Inc.	150,364	33,545
	Synchrony Financial	642,350	32,040
	MSCI Inc.	51,580	30,068
*	NU Holdings Ltd. Class A	2,085,400	28,466
	Capital One Financial Corp.	187,800	28,119
	Allstate Corp.	147,050	27,888
	PNC Financial Services Group Inc.	121,320	22,426
	Fifth Third Bancorp	440,170	18,857
	Brown & Brown Inc.	180,520	18,702
	Morgan Stanley	168,900	17,606
	Travelers Cos. Inc.	71,100	16,646
	Cincinnati Financial Corp.	117,140	15,945
	Moody's Corp.	33,321	15,814
	Zions Bancorp NA	296,450	13,998
	Discover Financial Services	92,140	12,926
	KeyCorp.	607,581	10,177
	Affiliated Managers Group Inc.	50,110	8,910
	Virtu Financial Inc. Class A	264,000	8,041
	Globe Life Inc.	75,700	8,017
*	Fiserv Inc.	44,230	7,946
	MetLife Inc.	95,100	7,844
	W R Berkley Corp.	136,684	7,754
	Charles Schwab Corp.	107,900	6,993
	T Rowe Price Group Inc.	63,900	6,961
	Huntington Bancshares Inc.	458,260	6,736
	Hartford Financial Services Group Inc.	50,510	5,940
	Chubb Ltd.	20,120	5,802
	Ameriprise Financial Inc.	10,930	5,135
	Intercontinental Exchange Inc.	27,200	4,369
	Aflac Inc.	30,370	3,395
	FS KKR Capital Corp.	148,600	2,932
	Unum Group	42,700	2,538
	Principal Financial Group Inc.	27,700	2,379
	Truist Financial Corp.	55,423	2,370
	State Street Corp.	23,800	2,106
	Blue Owl Capital Corp.	141,400	2,060
	Federated Hermes Inc.	49,300	1,813
	Enact Holdings Inc.	49,800	1,809
	Everest Group Ltd.	4,399	1,724
	Bank OZK	36,300	1,561
	Franklin Resources Inc.	66,300	1,336
*	Enova International Inc.	15,900	1,332

Growth and Income Fund
		Shares	Market Value• ($000)
	Regions Financial Corp.	54,600	1,274
	Blackstone Inc.	7,900	1,210
	First American Financial Corp.	17,000	1,122
*	EZCorp. Inc. Class A	93,300	1,046
	UBS Group AG (Registered)	33,100	1,023
	OneMain Holdings Inc.	18,600	876
	Jefferies Financial Group Inc.	13,400	825
	Golub Capital BDC Inc.	52,600	795
	FNB Corp.	53,500	755
	S&P Global Inc.	1,452	750
*	Oscar Health Inc. Class A	30,800	653
	KKR Real Estate Finance Trust Inc.	52,100	643
	BOK Financial Corp.	5,700	596
	Nelnet Inc. Class A	4,500	510
	Stifel Financial Corp.	5,200	488
	James River Group Holdings Ltd.	71,800	450
	Ladder Capital Corp.	38,300	444
	MGIC Investment Corp.	16,000	410
	Burford Capital Ltd.	30,072	399
	Moelis & Co. Class A	5,300	363
	Federal Agricultural Mortgage Corp. Class C	1,934	362
*	Lemonade Inc.	21,865	361
	UWM Holdings Corp.	41,700	355
	Invesco Ltd.	19,700	346
	Chimera Investment Corp.	21,394	339
	AFC Gamma Inc.	31,503	322
	Global Payments Inc.	3,100	318
*	Brighthouse Financial Inc.	6,900	311
*	Customers Bancorp Inc.	6,600	307
	First Internet Bancorp	8,100	278
	Selective Insurance Group Inc.	2,900	271
	Granite Point Mortgage Trust Inc.	83,700	265
	Live Oak Bancshares Inc.	5,400	256
	XP Inc. Class A	12,472	224
	Bank of NT Butterfield & Son Ltd.	4,300	159
	Loews Corp.	2,000	158
	Berkshire Hills Bancorp Inc.	5,700	153
	Home BancShares Inc.	5,281	143
*	Green Dot Corp. Class A	11,600	136
	First Horizon Corp.	7,700	120
	PROG Holdings Inc.	2,300	112
	First Foundation Inc.	16,758	105
*	LendingClub Corp.	9,035	103
	LPL Financial Holdings Inc.	400	93
	Navient Corp.	4,700	73
	Eagle Bancorp Inc.	2,639	60
*	MBIA Inc.	16,700	60
*	NerdWallet Inc. Class A	4,382	56
	Sandy Spring Bancorp Inc.	1,600	50
*	Encore Capital Group Inc.	1,000	47
	HomeTrust Bancshares Inc.	1,162	40
	Hanmi Financial Corp.	1,749	33
*	PRA Group Inc.	500	11
	Brightspire Capital Inc.	1,700	10
*	Open Lending Corp.	500	3
	Western Union Co.	41	—
			1,937,134
Health Care (11.6%)
	Eli Lilly & Co.	299,054	264,944
	Merck & Co. Inc.	2,071,146	235,199
	AbbVie Inc.	721,708	142,523
*	Boston Scientific Corp.	1,304,145	109,287
*	Vertex Pharmaceuticals Inc.	202,321	94,095
	Bristol-Myers Squibb Co.	1,628,138	84,240
	UnitedHealth Group Inc.	142,326	83,215
	Humana Inc.	237,874	75,344
	Pfizer Inc.	2,367,120	68,504
*	Edwards Lifesciences Corp.	850,877	56,149
*	Centene Corp.	721,008	54,278

Growth and Income Fund
		Shares	Market Value• ($000)
	Johnson & Johnson	321,759	52,144
	Stryker Corp.	142,030	51,310
*	ICON plc	157,602	45,281
	HCA Healthcare Inc.	100,153	40,705
	Gilead Sciences Inc.	392,030	32,868
	Medtronic plc	343,710	30,944
	ResMed Inc.	103,180	25,188
	Thermo Fisher Scientific Inc.	37,400	23,135
	Amgen Inc.	68,600	22,104
	Zoetis Inc.	103,430	20,208
	Cigna Group	47,980	16,622
	Universal Health Services Inc. Class B	72,400	16,580
*	Molina Healthcare Inc.	46,252	15,937
	Cardinal Health Inc.	126,300	13,959
*	DexCom Inc.	207,400	13,904
	Becton Dickinson & Co.	57,300	13,815
*	Alnylam Pharmaceuticals Inc.	44,128	12,137
	Alcon Inc.	120,900	12,098
	Elevance Health Inc.	20,500	10,660
*	IQVIA Holdings Inc.	39,350	9,325
*	Medpace Holdings Inc.	24,800	8,278
*	Regeneron Pharmaceuticals Inc.	6,700	7,043
	McKesson Corp.	9,100	4,499
*	ACADIA Pharmaceuticals Inc.	289,200	4,448
*	QuidelOrtho Corp.	82,600	3,767
*	Viking Therapeutics Inc.	50,700	3,210
*	Biohaven Ltd.	59,500	2,973
	Abbott Laboratories	25,400	2,896
*	Corcept Therapeutics Inc.	47,896	2,217
*	Neurocrine Biosciences Inc.	18,700	2,155
	Embecta Corp.	141,348	1,993
*	Incyte Corp.	27,600	1,824
*	Natera Inc.	13,500	1,714
	Cencora Inc.	7,600	1,711
*	Celldex Therapeutics Inc.	33,800	1,149
*	Nuvalent Inc. Class A	10,900	1,115
*	Merus NV	21,900	1,094
*	LivaNova plc	20,700	1,088
*	TG Therapeutics Inc.	44,700	1,046
*	Nevro Corp.	166,300	930
	Patterson Cos. Inc.	40,100	876
*	Owens & Minor Inc.	54,800	860
*	Cooper Cos. Inc.	6,100	673
*	Exelixis Inc.	25,300	657
	West Pharmaceutical Services Inc.	1,900	570
*	Ionis Pharmaceuticals Inc.	12,000	481
*	Enanta Pharmaceuticals Inc.	45,395	470
*	IDEXX Laboratories Inc.	900	455
*	Avidity Biosciences Inc.	9,500	436
*	Sage Therapeutics Inc.	57,300	414
*	Fulcrum Therapeutics Inc.	107,000	382
*	Surmodics Inc.	8,979	348
*	Myriad Genetics Inc.	12,600	345
*	Blueprint Medicines Corp.	3,300	305
*	Dynavax Technologies Corp.	26,700	297
*	Varex Imaging Corp.	24,800	296
*	Vir Biotechnology Inc.	38,700	290
*	Travere Therapeutics Inc.	18,400	257
*	Align Technology Inc.	1,000	254
*	Intuitive Surgical Inc.	500	246
*	Avadel Pharmaceuticals plc	17,300	227
*	Protagonist Therapeutics Inc.	4,700	212
*	Pacira BioSciences Inc.	12,500	188
*	Hologic Inc.	2,200	179
*	Supernus Pharmaceuticals Inc.	5,204	162
*	Syndax Pharmaceuticals Inc.	7,400	142
*	Sarepta Therapeutics Inc.	1,000	125
*	Edgewise Therapeutics Inc.	4,700	125
*	CorMedix Inc.	14,140	114
*	Rapt Therapeutics Inc.	50,400	101

Growth and Income Fund
		Shares	Market Value• ($000)
*	Ideaya Biosciences Inc.	3,200	101
*	Praxis Precision Medicines Inc.	1,742	100
*	Crinetics Pharmaceuticals Inc.	1,900	97
*	Pediatrix Medical Group Inc.	7,400	86
*	Zimvie Inc.	5,402	86
	CVS Health Corp.	1,354	85
*	Mersana Therapeutics Inc.	44,335	84
*	AngioDynamics Inc.	10,600	82
	Revvity Inc.	600	77
*	Kodiak Sciences Inc.	27,766	72
*	Amylyx Pharmaceuticals Inc.	18,342	59
*	Fate Therapeutics Inc.	15,765	55
*	Inotiv Inc.	22,700	39
*	Replimune Group Inc.	3,300	36
*	ModivCare Inc.	2,506	36
*	Scholar Rock Holding Corp.	4,100	33
*	OptimizeRx Corp.	3,776	29
*	Ironwood Pharmaceuticals Inc.	6,100	25
*	ADMA Biologics Inc.	1,100	22
*	Accuray Inc.	8,076	15
*	PTC Therapeutics Inc.	400	15
*	CVRx Inc.	1,650	15
*	Bridgebio Pharma Inc.	500	13
*	Joint Corp.	1,154	13
*	OmniAb Inc.	2,564	11
*	ALX Oncology Holdings Inc.	5,448	10
	GE HealthCare Technologies Inc.	100	9
*	OraSure Technologies Inc.	400	2
*,1	Radius Health Inc. CVR	17,800	1
*	Xeris Biopharma Holdings Inc.	33	—
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $681)	65	—
			1,813,647
Industrials (7.9%)
	General Dynamics Corp.	493,771	149,218
	Lockheed Martin Corp.	220,070	128,644
*	Uber Technologies Inc.	1,694,795	127,381
	Caterpillar Inc.	163,938	64,119
	Westinghouse Air Brake Technologies Corp.	341,119	62,005
	Cintas Corp.	252,844	52,056
	RTX Corp.	413,108	50,052
	Northrop Grumman Corp.	82,790	43,719
	Howmet Aerospace Inc.	425,546	42,661
	General Electric Co.	218,350	41,176
	Trane Technologies plc	99,630	38,729
	Delta Air Lines Inc.	718,630	36,499
	Waste Connections Inc. (XTSE)	203,424	36,376
	Parker-Hannifin Corp.	50,367	31,823
	Vertiv Holdings Co. Class A	294,227	29,273
	WW Grainger Inc.	26,717	27,754
	Eaton Corp. plc	74,890	24,822
*	Builders FirstSource Inc.	121,425	23,539
	Waste Management Inc.	112,943	23,447
	Textron Inc.	236,067	20,911
	TransDigm Group Inc.	12,460	17,782
	Automatic Data Processing Inc.	63,900	17,683
	AerCap Holdings NV	140,900	13,346
	Snap-on Inc.	38,500	11,154
	Illinois Tool Works Inc.	28,060	7,354
	A O Smith Corp.	76,600	6,881
*	Parsons Corp.	62,400	6,470
	CH Robinson Worldwide Inc.	58,308	6,435
	Leidos Holdings Inc.	38,592	6,290
	Expeditors International of Washington Inc.	36,690	4,821
	Union Pacific Corp.	18,200	4,486
	PACCAR Inc.	44,672	4,408
	Broadridge Financial Solutions Inc.	19,590	4,212
	3M Co.	30,710	4,198
	Emerson Electric Co.	37,000	4,047
*	Fluor Corp.	75,100	3,583

Growth and Income Fund
		Shares	Market Value• ($000)
	KBR Inc.	54,100	3,524
	Johnson Controls International plc	40,768	3,164
	Hexcel Corp.	49,600	3,067
	Quanta Services Inc.	9,880	2,946
	United Rentals Inc.	3,600	2,915
	Allegion plc	18,690	2,724
*	Lyft Inc. Class A	205,087	2,615
	Honeywell International Inc.	12,400	2,563
*	NEXTracker Inc. Class A	63,460	2,378
	Wabash National Corp.	119,472	2,293
*	Boeing Co.	14,480	2,202
	Fortive Corp.	24,800	1,957
	Huntington Ingalls Industries Inc.	6,700	1,771
*	Masterbrand Inc.	89,500	1,659
*	United Airlines Holdings Inc.	26,800	1,529
	WESCO International Inc.	9,100	1,529
*	Copart Inc.	28,801	1,509
*	Blue Bird Corp.	30,700	1,472
	Otis Worldwide Corp.	12,606	1,310
	United Parcel Service Inc. Class B (XNYS)	9,031	1,231
	FedEx Corp.	4,200	1,149
	Advanced Drainage Systems Inc.	7,300	1,147
*	AZEK Co. Inc.	20,300	950
	AECOM	8,910	920
	Shyft Group Inc.	68,500	860
	Acuity Brands Inc.	2,800	771
	Copa Holdings SA Class A	8,000	751
	Brady Corp. Class A	9,600	736
*	Legalzoom.com Inc.	109,600	696
	CSX Corp.	19,500	673
*	API Group Corp.	20,100	664
	Republic Services Inc.	3,170	637
	Xylem Inc.	4,500	608
	Atmus Filtration Technologies Inc.	15,100	567
*	Air Transport Services Group Inc.	33,705	546
*	Enviri Corp.	52,400	542
	Enerpac Tool Group Corp.	12,239	513
*	CACI International Inc. Class A	1,000	505
	Ingersoll Rand Inc. (XYNS)	5,000	491
*	TrueBlue Inc.	60,200	475
	L3Harris Technologies Inc.	1,900	452
*	Hudson Technologies Inc.	53,585	447
	AMETEK Inc.	2,000	343
	Paycom Software Inc.	1,700	283
*	Core & Main Inc. Class A	5,000	222
*	Triumph Group Inc.	16,700	215
	JB Hunt Transport Services Inc.	1,200	207
	Donaldson Co. Inc.	2,500	184
	Flowserve Corp.	2,500	129
	Carrier Global Corp.	1,600	129
*	Planet Labs PBC	54,700	122
	Marten Transport Ltd.	6,846	121
	Rollins Inc.	2,400	121
	Valmont Industries Inc.	400	116
	Tennant Co.	1,005	96
	TTEC Holdings Inc.	10,600	62
	Woodward Inc.	300	51
*	IBEX Holdings Ltd.	2,400	48
	Powell Industries Inc.	200	44
*	Babcock & Wilcox Enterprises Inc.	17,000	35
*	Resideo Technologies Inc.	1,271	26
	Quad/Graphics Inc.	4,798	22
*	Northwest Pipe Co.	300	14
*	Conduent Inc.	2,708	11
*	TELUS International CDA Inc.	22	—
			1,239,413
Information Technology (30.8%)
	Microsoft Corp.	2,314,934	996,116
	NVIDIA Corp.	8,121,334	986,255

Growth and Income Fund
		Shares	Market Value• ($000)
	Apple Inc.	4,037,199	940,667
	Broadcom Inc.	1,896,559	327,156
	QUALCOMM Inc.	767,203	130,463
*	Arista Networks Inc.	306,467	117,628
*	Adobe Inc.	222,176	115,038
*	ServiceNow Inc.	116,998	104,642
	Cisco Systems Inc.	1,712,538	91,141
	NXP Semiconductors NV	324,737	77,940
	Oracle Corp.	398,480	67,901
	NetApp Inc.	538,396	66,497
	Motorola Solutions Inc.	132,480	59,567
*	Fortinet Inc.	686,992	53,276
*	Synopsys Inc.	90,880	46,021
*	MongoDB Inc.	166,426	44,993
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	247,078	42,910
	Salesforce Inc.	146,710	40,156
*	HubSpot Inc.	75,072	39,908
*	VeriSign Inc.	184,305	35,011
	Micron Technology Inc.	334,453	34,686
	TE Connectivity plc	228,960	34,571
	KLA Corp.	44,620	34,554
	Applied Materials Inc.	154,410	31,199
*	Palantir Technologies Inc. Class A	783,700	29,154
	Analog Devices Inc.	117,830	27,121
	Texas Instruments Inc.	127,500	26,338
*	Autodesk Inc.	81,770	22,526
*	Advanced Micro Devices Inc.	129,700	21,281
	Accenture plc Class A	57,100	20,184
	Corning Inc.	373,290	16,854
	Seagate Technology Holdings plc	125,210	13,714
	Lam Research Corp.	14,699	11,996
	Vontier Corp.	316,690	10,685
*	ON Semiconductor Corp.	125,000	9,076
*	Crowdstrike Holdings Inc. Class A	30,200	8,470
	Intel Corp.	349,300	8,195
*	Keysight Technologies Inc.	44,880	7,133
*	Fair Isaac Corp.	3,500	6,802
*	F5 Inc.	30,090	6,626
*	Sanmina Corp.	96,000	6,571
	International Business Machines Corp.	28,483	6,297
*	DocuSign Inc.	84,900	5,271
	Amdocs Ltd.	59,224	5,181
*	UiPath Inc. Class A	380,200	4,867
	Dell Technologies Inc. Class C	34,200	4,054
*	EPAM Systems Inc.	19,900	3,961
	Logitech International SA (Registered)	29,700	2,665
	Jabil Inc.	17,600	2,109
	Pegasystems Inc.	24,600	1,798
	Microchip Technology Inc.	21,700	1,742
*	Yext Inc.	225,900	1,563
*	Okta Inc.	19,400	1,442
	Amphenol Corp. Class A	19,200	1,251
*	Rambus Inc.	29,200	1,233
*	MaxLinear Inc.	84,564	1,225
*	Trimble Inc.	19,000	1,180
	Gen Digital Inc. (XNGS)	38,500	1,056
*	Consensus Cloud Solutions Inc.	42,600	1,003
*	NetScout Systems Inc.	42,100	916
	Methode Electronics Inc.	70,221	840
*	Xperi Inc.	71,205	658
*	Wolfspeed Inc.	61,500	597
*	Photronics Inc.	22,700	562
*	Kyndryl Holdings Inc.	23,400	538
*	Teradata Corp.	17,400	528
*	Extreme Networks Inc.	32,240	485
*	Weave Communications Inc.	36,900	472
*	CommScope Holding Co. Inc.	77,000	471
*	Credo Technology Group Holding Ltd.	15,200	468
*	Daktronics Inc.	35,900	463
*	Nutanix Inc. Class A	6,800	403

Growth and Income Fund
		Shares	Market Value• ($000)
*	Ouster Inc.	53,300	336
	Hewlett Packard Enterprise Co.	15,400	315
	Roper Technologies Inc.	564	314
	Cognizant Technology Solutions Corp. Class A	3,500	270
*	Workday Inc. Class A	1,000	244
*	Western Digital Corp.	3,400	232
*	Domo Inc. Class B	28,800	216
*	Everspin Technologies Inc.	35,900	212
*	DoubleVerify Holdings Inc.	12,300	207
*	Veeco Instruments Inc.	6,100	202
*	Plexus Corp.	1,470	201
*	Manhattan Associates Inc.	712	200
*	PDF Solutions Inc.	5,600	177
*	Zoom Video Communications Inc. Class A	2,532	177
*	Ultra Clean Holdings Inc.	4,419	176
*	Unisys Corp.	30,206	172
*	Upland Software Inc.	44,800	112
	Amkor Technology Inc.	3,575	109
*	Aurora Innovation Inc.	18,400	109
*	N-able Inc.	8,009	105
	Badger Meter Inc.	463	101
*	Rimini Street Inc.	54,200	100
	Kulicke & Soffa Industries Inc.	2,200	99
*	Digital Turbine Inc.	27,400	84
	AudioCodes Ltd.	8,565	83
*	PROS Holdings Inc.	4,000	74
*	Expensify Inc. Class A	26,300	52
*	Brightcove Inc.	11,374	25
*	8x8 Inc.	10,800	22
			4,831,047
Materials (2.1%)
	Linde plc	140,621	67,057
	Freeport-McMoRan Inc.	987,090	49,276
	Celanese Corp.	356,724	48,500
	Sherwin-Williams Co.	125,900	48,052
	FMC Corp.	467,395	30,820
	Ecolab Inc.	74,200	18,946
	PPG Industries Inc.	142,600	18,889
	Mosaic Co.	662,400	17,739
	Vulcan Materials Co.	19,700	4,933
	Southern Copper Corp.	35,500	4,106
	DuPont de Nemours Inc.	45,760	4,078
	Dow Inc.	51,000	2,786
	Nucor Corp.	17,900	2,691
	Huntsman Corp.	102,100	2,471
*	Constellium SE	140,200	2,280
[3]	Nutrien Ltd.	41,500	1,995
	Packaging Corp. of America	7,100	1,529
	Corteva Inc.	23,249	1,367
	Orion SA	49,100	874
	First Majestic Silver Corp.	143,100	859
*	Fortuna Mining Corp.	137,300	636
*	SilverCrest Metals Inc.	65,700	608
	LyondellBasell Industries NV Class A	4,990	479
	SSR Mining Inc. (XTSE)	64,300	365
*	Axalta Coating Systems Ltd.	8,800	318
	American Vanguard Corp.	43,052	228
*	Intrepid Potash Inc.	9,100	218
*	Eldorado Gold Corp.	10,300	179
	SunCoke Energy Inc.	17,701	154
	Olympic Steel Inc.	3,103	121
*	Clearwater Paper Corp.	4,200	120
*	Alto Ingredients Inc.	73,400	118
*	LSB Industries Inc.	14,541	117
	Mativ Holdings Inc.	6,899	117
*	Summit Materials Inc. Class A	2,697	105
*	ATI Inc.	1,500	100
*	Glatfelter Corp.	47,900	86
	Trinseo plc	14,100	72

Growth and Income Fund
		Shares	Market Value• ($000)
*	Gatos Silver Inc.	3,500	53
	Kaiser Aluminum Corp.	500	36
*	Metallus Inc.	1,300	19
	Mercer International Inc.	2,500	17
	International Paper Co.	1	—
			333,514
Other (0.5%)
	SPDR S&P 500 ETF Trust	137,932	79,140
*,1	Paratek Pharmaceuticals Inc. CVR	15,782	1
*,1	Aduro Biotech Inc. CVR	67	—
*,1	Strongbridge Biopharm CVR	335	—
*,1	GCI Liberty Inc.	100	—
			79,141
Real Estate (2.3%)
	Welltower Inc.	934,940	119,700
	Simon Property Group Inc.	351,610	59,429
	Equity Residential	465,096	34,631
	American Tower Corp.	125,260	29,130
	Digital Realty Trust Inc.	115,571	18,703
	Equinix Inc.	20,990	18,631
	SBA Communications Corp.	58,460	14,071
	UDR Inc.	253,880	11,511
	Camden Property Trust	62,160	7,679
	BXP Inc.	69,477	5,590
	Federal Realty Investment Trust	44,670	5,136
*	CBRE Group Inc. Class A	39,290	4,891
	First Industrial Realty Trust Inc.	83,700	4,686
	Mid-America Apartment Communities Inc.	28,700	4,560
	VICI Properties Inc.	130,860	4,359
	AvalonBay Communities Inc.	18,920	4,262
	Kimco Realty Corp.	101,700	2,362
*	Anywhere Real Estate Inc.	306,107	1,555
	Public Storage	4,247	1,545
	CareTrust REIT Inc.	34,800	1,074
	Omega Healthcare Investors Inc.	25,200	1,026
	Innovative Industrial Properties Inc.	7,100	956
	Regency Centers Corp.	12,854	928
	COPT Defense Properties	28,700	870
	InvenTrust Properties Corp.	28,900	820
	Kite Realty Group Trust	29,100	773
*	Equity Commonwealth	23,200	462
	Ventas Inc.	7,100	455
	Weyerhaeuser Co.	12,599	427
*	RE/MAX Holdings Inc. Class A	31,000	386
	Community Healthcare Trust Inc.	16,400	298
	Ryman Hospitality Properties Inc.	2,600	279
	Cousins Properties Inc.	9,400	277
	Industrial Logistics Properties Trust	58,000	276
*	Seritage Growth Properties Class A	47,581	221
	Retail Opportunity Investments Corp.	14,000	220
*	Douglas Elliman Inc.	108,400	198
	Healthpeak Properties Inc.	8,400	192
	LTC Properties Inc.	5,100	187
	Vornado Realty Trust	4,700	185
	Veris Residential Inc.	8,800	157
*	Forestar Group Inc.	4,518	146
	Orion Office REIT Inc.	34,961	140
	City Office REIT Inc.	23,106	135
	Office Properties Income Trust	60,600	132
	LXP Industrial Trust	11,800	119
	Hudson Pacific Properties Inc.	22,100	106
*	Apartment Investment and Management Co. Class A	10,300	93
	Gaming and Leisure Properties Inc.	1,500	77
	Franklin Street Properties Corp.	24,873	44
	Armada Hoffler Properties Inc.	2,500	27
	Alexander & Baldwin Inc.	1,100	21
	Phillips Edison & Co. Inc.	400	15
	Host Hotels & Resorts Inc.	200	4
			364,157

Growth and Income Fund
		Shares	Market Value• ($000)
Utilities (2.6%)
	Sempra	2,078,821	173,852
	Consolidated Edison Inc.	315,100	32,811
	Public Service Enterprise Group Inc.	319,818	28,531
	Exelon Corp.	578,439	23,456
	Constellation Energy Corp.	81,600	21,218
	NRG Energy Inc.	227,250	20,702
	Evergy Inc.	330,780	20,512
	Dominion Energy Inc.	295,380	17,070
	Vistra Corp.	107,326	12,722
	Edison International	144,000	12,541
	Atmos Energy Corp.	60,016	8,325
	Southern Co.	75,800	6,836
	FirstEnergy Corp.	125,971	5,587
	Eversource Energy	74,450	5,066
	CMS Energy Corp.	68,100	4,810
	CenterPoint Energy Inc.	105,200	3,095
	Entergy Corp.	22,734	2,992
	Duke Energy Corp.	25,650	2,957
	PG&E Corp.	146,300	2,892
	Pinnacle West Capital Corp.	5,000	443
	American Electric Power Co. Inc.	4,100	421
	MGE Energy Inc.	2,100	192
	American States Water Co.	1,300	108
*	Montauk Renewables Inc.	18,372	96
	AES Corp.	4,000	80
			407,315
Total Common Stocks (Cost $10,165,373)			15,402,954
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[4,5]	Vanguard Market Liquidity Fund, 5.014% (Cost $255,295)	2,553,115	255,312
Total Investments (99.9%) (Cost $10,420,668)			15,658,266
Other Assets and Liabilities—Net (0.1%)			7,875
Net Assets (100%)			15,666,141
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Restricted securities totaling $0, representing 0.0% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,172,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,260,000 was received for securities on loan, of which $2,254,000 is held in Vanguard Market Liquidity Fund and $6,000 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	714	207,569	1,302

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,165,373)	15,402,954
Affiliated Issuers (Cost $255,295)	255,312
Total Investments in Securities	15,658,266
Investment in Vanguard	435
Cash	6
Cash Collateral Pledged—Futures Contracts	10,432
Receivables for Investment Securities Sold	12,514
Receivables for Accrued Income	11,748
Receivables for Capital Shares Issued	3,971
Variation Margin Receivable—Futures Contracts	821
Total Assets	15,698,193
Liabilities
Due to Custodian	113
Payables for Investment Securities Purchased	14,261
Collateral for Securities on Loan	2,260
Payables to Investment Advisor	4,804
Payables for Capital Shares Redeemed	9,574
Payables to Vanguard	1,040
Total Liabilities	32,052
Net Assets	15,666,141
1 Includes $2,172,000 of securities on loan.
At September 30, 2024, net assets consisted of:

Paid-in Capital	9,068,029
Total Distributable Earnings (Loss)	6,598,112
Net Assets	15,666,141

Investor Shares—Net Assets
Applicable to 53,853,768 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,617,519
Net Asset Value Per Share—Investor Shares	$67.17

Admiral™ Shares—Net Assets
Applicable to 109,900,969 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,048,622
Net Asset Value Per Share—Admiral Shares	$109.63

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Dividends[1]	172,078
Interest[2]	19,036
Securities Lending—Net	70
Total Income	191,184
Expenses
Investment Advisory Fees—Note B
Basic Fee	18,410
Performance Adjustment	(1,989)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,795
Management and Administrative—Admiral Shares	14,417
Marketing and Distribution—Investor Shares	156
Marketing and Distribution—Admiral Shares	384
Custodian Fees	176
Auditing Fees	38
Shareholders’ Reports and Proxy Fees—Investor Shares	109
Shareholders’ Reports and Proxy Fees—Admiral Shares	87
Trustees’ Fees and Expenses	9
Other Expenses	23
Total Expenses	39,615
Expenses Paid Indirectly	(15)
Fees Waived/Expenses Reimbursed—Note B	(1,232)
Net Expenses	38,368
Net Investment Income	152,816
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,395,367
Futures Contracts	54,100
Realized Net Gain (Loss)	1,449,467
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,644,798
Futures Contracts	12,600
Change in Unrealized Appreciation (Depreciation)	2,657,398
Net Increase (Decrease) in Net Assets Resulting from Operations	4,259,681
1	Dividends are net of foreign withholding taxes of $211,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $18,250,000, $120,000, $2,000, and ($83,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	152,816	162,966
Realized Net Gain (Loss)	1,449,467	1,038,095
Change in Unrealized Appreciation (Depreciation)	2,657,398	813,431
Net Increase (Decrease) in Net Assets Resulting from Operations	4,259,681	2,014,492
Distributions
Investor Shares	(258,116)	(243,419)
Admiral Shares	(799,053)	(740,469)
Total Distributions	(1,057,169)	(983,888)
Capital Share Transactions
Investor Shares	(107,058)	127,575
Admiral Shares	673,035	492,457
Net Increase (Decrease) from Capital Share Transactions	565,977	620,032
Total Increase (Decrease)	3,768,489	1,650,636
Net Assets
Beginning of Period	11,897,652	10,247,016
End of Period	15,666,141	11,897,652

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$53.55	$49.02	$66.16	$54.15	$49.46
Investment Operations
Net Investment Income[1]	.603	.701	.746	.761	.787
Net Realized and Unrealized Gain (Loss) on Investments	17.713	8.483	(8.155)	14.991	6.024
Total from Investment Operations	18.316	9.184	(7.409)	15.752	6.811
Distributions
Dividends from Net Investment Income	(.604)	(.775)	(.777)	(.770)	(.815)
Distributions from Realized Capital Gains	(4.092)	(3.879)	(8.954)	(2.972)	(1.306)
Total Distributions	(4.696)	(4.654)	(9.731)	(3.742)	(2.121)
Net Asset Value, End of Period	$67.17	$53.55	$49.02	$66.16	$54.15
Total Return[2]	36.05%	19.81%	-13.94%	30.22%	14.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,618	$2,955	$2,570	$3,205	$2,779
Ratio of Total Expenses to Average Net Assets[3]	0.35%[4,5]	0.32%[5]	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.00%	1.34%	1.25%	1.22%	1.57%
Portfolio Turnover Rate	84%	94%	62%	62%	58%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), (0.00%), and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
5	The ratio of total expenses to average net assets before basic fees waived was 0.36% for 2024 and 0.32% for 2023. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$87.40	$80.01	$108.01	$88.40	$80.74
Investment Operations
Net Investment Income[1]	1.089	1.230	1.315	1.344	1.364
Net Realized and Unrealized Gain (Loss) on Investments	28.909	13.845	(13.315)	24.466	9.842
Total from Investment Operations	29.998	15.075	(12.000)	25.810	11.206
Distributions
Dividends from Net Investment Income	(1.087)	(1.353)	(1.380)	(1.347)	(1.414)
Distributions from Realized Capital Gains	(6.681)	(6.332)	(14.620)	(4.853)	(2.132)
Total Distributions	(7.768)	(7.685)	(16.000)	(6.200)	(3.546)
Net Asset Value, End of Period	$109.63	$87.40	$80.01	$108.01	$88.40
Total Return[2]	36.19%	19.93%	-13.85%	30.34%	14.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,049	$8,942	$7,677	$9,821	$9,086
Ratio of Total Expenses to Average Net Assets[3]	0.25%[4,5]	0.22%[5]	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.44%	1.34%	1.33%	1.66%
Portfolio Turnover Rate	84%	94%	62%	62%	58%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), (0.00%), and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
5	The ratio of total expenses to average net assets before basic fees waived was 0.26% for 2024 and 0.22% for 2023. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Notes to Financial Statements
Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective

Growth and Income Fund
and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms D. E. Shaw Investment Management, L.L.C., Los Angeles Capital Management LLC, and Wellington Management Company llp each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Los Angeles Capital Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. In accordance with the advisory contract entered into with Wellington Management Company llp, beginning October 1, 2024, the investment advisory fee will be subject to quarterly adjustment based on performance relative to the S&P 500 Index since September 30, 2023.
Vanguard manages the cash reserves of the fund as described below.
For the year ended September 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $1,989,000 (0.01%) based on performance.
Effective August 2023, Vanguard and Wellington Management Company llp agreed to temporarily waive a percentage of Wellington Management Company llp’s basic fee for a period of one year. This temporary basic fee waiver agreement expired in August 2024. For the year ended September 30, 2024, the fund’s basic fees were reduced by $1,232,000 (an effective annual rate of 0.01% of the fund’s average net assets); the fund is not obligated to repay this amount to Wellington Management Company llp.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $435,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $15,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Growth and Income Fund
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,402,952	—	2	15,402,954
Temporary Cash Investments	255,312	—	—	255,312
Total	15,658,264	—	2	15,658,266
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,302	—	—	1,302
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for passive foreign investment companies and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	65,610
Total Distributable Earnings (Loss)	(65,610)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	499,905
Undistributed Long-Term Gains	913,909
Net Unrealized Gains (Losses)	5,184,298
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	6,598,112
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	149,684	174,913
Long-Term Capital Gains	907,485	808,975
Total	1,057,169	983,888
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,473,968
Gross Unrealized Appreciation	5,426,162
Gross Unrealized Depreciation	(241,864)
Net Unrealized Appreciation (Depreciation)	5,184,298
G.	During the year ended September 30, 2024, the fund purchased $11,493,431,000 of investment securities and sold $11,724,031,000 of investment securities, other than temporary cash investments.

Growth and Income Fund
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2024, such purchases were $0 and sales were $45,284,000, resulting in net realized gain of $11,808,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	446,753	7,469	263,616	5,018
Issued in Lieu of Cash Distributions	246,934	4,434	233,527	4,825
Redeemed	(800,745)	(13,238)	(369,568)	(7,075)
Net Increase (Decrease)—Investor Shares	(107,058)	(1,335)	127,575	2,768
Admiral Shares
Issued	1,515,462	15,409	779,730	9,121
Issued in Lieu of Cash Distributions	726,680	7,980	674,540	8,535
Redeemed	(1,569,107)	(15,797)	(961,813)	(11,299)
Net Increase (Decrease)—Admiral Shares	673,035	7,592	492,457	6,357
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Quantitative Funds and Shareholders of Vanguard Growth and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Growth and Income Fund (the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 24.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $160,974,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $5,933,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $951,172,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q930 112024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Growth and Income Fund renewed the fund’s investment advisory arrangements with D. E. Shaw Investment Management, L.L.C. (DESIM) and Los Angeles Capital Management LLC (LA Capital). The board determined that renewing each of the fund’s advisory arrangements was in the best interests of the fund and its shareholders. Wellington Management Company LLP also serves as advisor to the fund.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.

Prior to their meetings, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each advisor’s investment management services provided to the fund over both the short and long term; it also took into account the organizational depth and stability of each advisor. The board considered the following:

DESIM. Founded in 2005, DESIM is a global investment management and technology development firm. The advisor employs quantitative models that seek to capture predominantly “bottom-up” stock-specific return opportunities while aiming to control overall portfolio risk and characteristics, such as size, sector weights, and style, to be similar to those of the benchmark. DESIM focuses on return drivers that it considers “idiosyncratic,” or those that other quantitative managers tend to overlook, and de-emphasizes the use of traditional factors such as value, growth, and momentum, as these factors are more subject to crowding from other quantitative managers. DESIM has managed a portion of the fund since 2011.

LA Capital. LA Capital was formed in 2002 from the equity portion of Wilshire Asset Management. The advisor employs a controlled, dynamic investment model, gradually assigning new prices to key equity risks as market conditions evolve and investor preferences shift. The price of factor risk evolves over time in a way that can be captured in a model, similar to changes in cost of capital. The model uses more than 50 factors to actively weight stocks, including value, momentum, quality, sector, and market capitalization factors. The advisor applies statistical techniques to reduce noise in the factor returns and it looks for velocity and acceleration of the cleansed factor performance over the prior six months. LA Capital has managed a portion of the fund since 2011.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short-term and long-term investment performance of DESIM and LA Capital’s sub-portfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

In considering the renewal of the advisory arrangements with DESIM and LA Capital, the board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.

The board did not consider the profitability of DESIM or LA Capital in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for DESIM, LA Capital, and Wellington. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements with DESIM and LA Capital again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 22, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.